EXPLANATORY NOTE

Attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement filed with the Securities and Exchange Commission on October 25, 2016 (Accession No. 0001193125-16-745940), to the Prospectus and Statement of Additional Information dated September 30, 2016, for the Deutsche X-trackers High Yield Corporate Bond – Interest Rate Hedged ETF and Deutsche X-trackers Emerging Markets Bond – Interest Rate Hedged ETF, each a series of DBX ETF Trust.